[MHM, June 30, 2005]

[Translation]

SEMI-ANNUAL REPORT

(During the Eleventh Term)

From:  October 1, 2004

To:  March 31, 2005

PUTNAM DIVERSIFIED INCOME TRUST

(2259)

Name of the document filed:

Semi-annual Report

To:

Director of Kanto Local Finance Bureau

Filing Date:

June 30, 2005

Accounting Period:

During the 11th term (from October 1, 2004 to March 31, 2005)

Name of the Registrant Fund:

PUTNAM DIVERSIFIED INCOME TRUST

Name of the Registrant Issuer:

PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title

Charles E. Porter

of Representative:

Executive Vice President, Associate Treasurer and Principal Executive Officer

Address of Principal Office:

One Post Office Square

Boston, Massachusetts 02109

U. S. A.

Name and Title of Registration Agent:

Harume Nakano

Attorney-at-Law

Ken Miura

Attorney-at-Law

Address or Place of Business

Mori Hamada & Matsumoto

of Registrant Agent:

Marunouchi Kitaguchi Building

6-5, Marunouchi 1-chome

Chiyoda-ku, Tokyo

Name of Liaison Contact:

Harume Nakano

Ken Miura

Attorneys-at-Law

Place of Liaison Contact:

Mori Hamada & Matsumoto

Marunouchi Kitaguchi Building

6-5, Marunouchi 1-chome

Chiyoda-ku, Tokyo

Phone Number:

03-6212-8316

Places where a copy of this Semi-annual Report

is available for Public Inspection:

Not applicable.

I.

STATUS OF INVESTMENT FUND

(1)

Diversification of Investment Portfolio

		Total	Investment Ratio
Types of Assets	Name of Country	U.S. Dollars	(%)
Corporate Bonds	United States	1,037,303,986	21.28
	Canada	45,555,405	0.93
	France	26,026,209	0.53
	Cayman Islands	23,788,086	0.49
	Luxembourg	19,525,592	0.40
	United Kingdom	12,569,043	0.26
	Ireland	10,197,498	0.21
	Malaysia	6,712,225	0.14
	Germany	5,941,113	0.12
	Norway	4,783,350	0.10
	Ukraine	4,701,200	0.10
	Russia	2,591,225	0.05
	Kazakhstan	2,180,438	0.05
	Bermuda	168,363	0.00
Sub-total		1,202,043,733	24.66%
U.S. Treasury Obligations	United States	659,011,000	13.52
Foreign Government Bonds	France	135,114,435	2.77
	Germany	118,358,254	2.43
	Sweden	78,049,470	1.60
	Russia	64,602,633	1.33
	Mexico	57,645,900	1.18
	Brazil	55,415,225	1.14
	Philippines	25,124,263	0.52
	South Africa	20,838,600	0.43
	Canada	17,468,406	0.36
	Venezuela	16,328,623	0.33
	Greece	10,671,495	0.22
	Indonesia	10,594,214	0.22
	Colombia	10,527,323	0.21
	Peru	9,523,000	0.19
	Bulgaria	8,735,155	0.18
	Ecuador	4,677,750	0.10
	China	4,392,087	0.09
Sub-total		648,066,833	13.30%
U.S. Government Agency Mortgage Obligations	United States	615,699,261	12.63
Asset-Backed Securities	United States	361,604,237	7.42
	Cayman Islands	111,210,258	2.28
	United Kingdom	69,482,900	1.43
	Ireland	3,643,000	0.07
Sub-total		545,940,395	11.20%
Senior Loans	United States	341,190,460	7.00
	Canada	8,683,806	0.18
	United Kingdom	7,288,709	0.15
	Bermuda	4,914,260	0.10
	Cayman Islands	3,051,249	0.06
	Germany	1,202,079	0.03
Sub-total		366,330,563	7.52%
Collateralized Mortgage Obligations	United States	270,169,436	5.55
	United Kingdom	13,132,376	0.27
	Ireland	8,290,809	0.17
	Cayman Islands	4,559,671	0.09
Sub-total		296,152,292	6.08%
Brady Bonds	Brazil	12,688,068	0.26
	Peru	9,831,508	0.20
	Argentina	7,346,380	0.15
Sub-total		29,865,956	0.61%
U.S. Government Agency Obligations	United States	9,990,275	0.20%
Convertible Bonds	United States	4,188,211	0.09%
Short-Term Investments	United States	728,677,960	14.95
	France	49,951,667	1.03
Sub-total		778,629,627	15.98%
Cash, Deposit and Other
Assets (After deduction of
liabilities)		(282,090,442)	-5.79%
Total
(Net Asset Value)		4,873,827,704	100.00%

Note 1:

Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.  The same applies hereinafter.

Note 2:

Dollar amount is translated for convenience at the rate of $1.00=¥ 106.35 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 28th April, 2005).  The same applies hereinafter.

Note 3:

In this document, money amounts and percentages have been rounded.  Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount.  Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary.  As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(2)

Results of Past Operations

 (a)

Record of Changes in Net Assets

Record of changes in net assets at the end of May 2004 to April 2005 is as follows:

Class C Shares

	Total Net Asset Value		Net Asset Value per Share
	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen
2004 end of May	295,160	31,390	9.74	(9.78)	1,036	(1,040)
June	289,289	30,766	9.78	(9.82)	1,040	(1,044)
July	277,410	29,503	9.84	(9.88)	1,046	(1,051)
August	274,075	29,148	9.98	(10.02)	1,061	(1,066)
September	265,151	28,199	10.04	(10.08)	1,068	(1,072)
October	256,668	27,297	10.15	(10.19)	1,079	(1,084)
November	246,488	26,214	10.22	(10.26)	1,087	(1,091)
December	238,703	25,386	10.25	(10.33)	1,090	(1,099)
2005 end of January	235,203	25,014	10.25	(10.29)	1,090	(1,094)
February	235,133	25,006	10.27	(10.31)	1,092	(1,096)
March	227,769	24,223	10.08	(10.12)	1,072	(1,076)
April	230,009	24,461	10.11	(10.15)	1,075	(1,079)

(Note 1)

Operations of Class C Shares were commenced on February 1, 1999.

(Note 2)

The amount of NAV per share with dividend is set forth in the parentheses.  The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

Class M Shares

	Total Net Asset Value		Net Asset Value per Share
	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen
2004 end of May	3,435,568	365,373	9.72	(9.76)	1,034	(1,038)
June	3,358,329	357,158	9.76	(9.80)	1,038	(1,042)
July	3,299,791	350,933	9.82	(9.86)	1,044	(1,049)
August	3,287,377	349,613	9.96	(10.00)	1,059	(1,064)
September	3,174,449	337,603	10.02	(10.06)	1,066	(1,070)
October	3,146,809	334,663	10.13	(10.17)	1,077	(1,082)
November	3,131,639	333,050	10.20	(10.24)	1,085	(1,089)
December	3,099,683	329,651	10.22	(10.30)	1,087	(1,095)
2005 end of January	3,096,687	329,333	10.23	(10.27)	1,088	(1,092)
February	3,062,513	325,698	10.24	(10.28)	1,089	(1,093)
March	2,931,174	311,730	10.06	(10.10)	1,070	(1,074)
April	2,819,516	299,856	10.09	(10.13)	1,073	(1,077)

(Note 1)

Operations of Class M Shares were commenced on December 1, 1994.

(Note 2)

The amount of NAV per share with dividend is set forth in the parentheses.  The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

(b)

Record of Distributions Paid

Record of distributions paid from May 2004 to April 2005 are as follows:

Class C Shares

	Dividend		NAV on the ex-dividend date
Month/Year	Dollar	Yen	Dollar
2004 end of May	0.035	3.72	9.62
June	0.036	3.83	9.67
July	0.036	3.83	9.84
August	0.035	3.72	9.88
September	0.036	3.83	9.97
October	0.035	3.72	10.06
November	0.035	3.72	10.17
December	0.076	8.08	10.21
2005 end of January	0.035	3.72	10.19
February	0.035	3.72	10.29
March	0.036	3.83	10.20
April	0.035	3.72	10.10

Class M Shares

	Dividend		NAV on the ex-dividend date
Month/Year	Dollar	Yen	Dollar
2004 end of May	0.04	4.25	9.60
June	0.04	4.25	9.65
July	0.04	4.25	9.82
August	0.04	4.25	9.85
September	0.04	4.25	9.95
October	0.04	4.25	10.04
November	0.04	4.25	10.14
December	0.08	8.51	10.18
2005 end of January	0.04	4.25	10.16
February	0.04	4.25	10.26
March	0.04	4.25	10.18
April	0.04	4.25	10.07

(c)

Record of Changes in Annual Return

Class C Shares

Annual Return
5/1/04-4/30/05	7.39%

(Note)

Annual Return (%) =[ [ Ending NAV * A] ] / Beginning NAV] – 1

“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2004 and Ending NAV means net asset value per share on April 30, 2005.

Class M Shares

Annual Return
5/1/04-4/30/05	7.89%

(Note)

Annual Return (%) =[ [ Ending NAV * A] ] / Beginning NAV] – 1

“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2004 and Ending NAV means net asset value per share on April 30, 2005.

II.

OUTLINE OF THE FINANCIAL STATUS OF THE FUND

[Omitted, in Japanese version, unaudited semi-annual accounts of the Fund and Japanese translation thereof are incorporated here.]

III.

RECORD OF SALES AND REPURCHASES

Record of sales and repurchases during the following period and number of outstanding shares of the Fund as of the end of April 2005 are as follows:

Class C Shares

	Number of Shares Sold	Number of Shares Repurchased	Number of Outstanding Shares
From: May 1, 2004 To: April 30, 2005	8,016,479 (6,023,510)	16,761,655 (14,485,730)	22,743,954 (18,613,800)

Class M Shares

	Number of Shares Sold	Number of Shares Repurchased	Number of Outstanding Shares
From: May 1, 2004 To: April 30, 2005	47,243,692 (46,309,680)	132,372,531 (131,172,540)	279,464,547 (276,790,735)

Note:

The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

IV.

OUTLINE OF THE MANAGEMENT COMPANY

1.

Trust

(1)

Amount of Capital Stock

Not applicable (as of the end of April, 2005).

(2)

Description of Business and Outline of Operation

The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets.  The Trust has retained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited, to manage a separate portion of the assets of the Fund subject to its supervision.

(3)

Miscellaneous

(1)

Litigation and Other Significant Events

Regulatory matters and litigation.

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Putnam Investments has recorded a charge of $30 million for the estimated cost that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

The fiscal year end of the Trust is September 30.  The Trust is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

2.

Putnam Investment Management, LLC. (Investment Management Company)

(1)

Amount of Capital Stock

1.

Amount of member’s equity (as of the end of April, 2005):

$85,105,561*

2.

Amount of member’s equity:

Year	Member’s Equity
End of 2000	$209,635,521
End of 2001	$170,497,323
End of 2002	$138,739,094
End of 2003	$144,486,036
End of 2004+	-$9,155,466*

*Unaudited

+During 2004, Putnam Investment Management accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

(2)

Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds.  As of the end of April, 2005, Investment Management Company managed, advised, and/or administered the following 107 funds and fund portfolios (having an aggregate net asset value of over $130 billion):

(As of the end of April, 2005)

Country where Funds are established or managed	Principal Characteristic	Number of Funds	Net Asset Value (million dollars)
U.S.A.	Closed End Type Bond Fund	12	4,553.09
	Open End Type Balanced Fund	13	36,044.36
	Open End Type Bond Fund	31	30,948.80
	Open End Type Equity Fund	51*	58,813.40
	Total	107	130,359.66

*May include one or more funds whose portfolios become more conservative over time by increasing their bond allocations.

(3)

Miscellaneous

Regulatory matters and litigation.

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Putnam Investments has recorded a charge of $30 million for the estimated cost that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

V.

OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

[Omitted, in Japanese version, unaudited semi-annual accounts of the Investment Management Company and Japanese translations thereof are incorporated here.]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

PUTNAM DIVERSIFIED INCOME TRUST

Name of the document filed:

Amendment to the Securities Registration Statement

To:

Director of Kanto Local Finance Bureau

Filing Date:

June 30, 2005

Name of the Registrant Issuer:

PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title

Charles E. Porter

of Representative:

Executive Vice President, Associate Treasurer and Principal Executive Officer

Address of Principal Office:

One Post Office Square

Boston, Massachusetts 02109

U. S. A.

Name and Title of Registrant Agent:

Harume Nakano

Attorney-at-Law

Ken Miura

Attorney-at-Law

Address or Place of Business

Mori Hamada & Matsumoto

of Registrant Agent:

Marunouchi Kitaguchi Building

6-5, Marunouchi 1-chome

Chiyoda-ku, Tokyo

Name of Liaison Contact:

Harume Nakano

Ken Miura

Attorneys-at-Law

Place of Liaison Contact:

Mori Hamada & Matsumoto

Marunouchi Kitaguchi Building

6-5, Marunouchi 1-chome

Chiyoda-ku, Tokyo

Phone Number:

03-6212-8316

Name of the Fund Making Public

PUTNAM DIVERSIFIED INCOME TRUST

Offering or Sale of Foreign

Investment Fund Units:

Aggregate Amount of

Up to 1 billion Class C Shares

Foreign Investment Fund Units

Up to the total amount obtained by aggregating

to be Publicly Offered or Sold:

the respective net asset value per Class C Share in respect of 1 billion Class C Shares

(The Maximum amount expected to be sold is 10.25 billion U.S. dollars (approximately ¥ 1,090.1billion)).

Up to 1 billion Class M Shares

Up to the total amount obtained by aggregating

the respective net asset value per Class M Share in

respect of 1 billion Class M Shares

(The Maximum amount expected to be sold is 10.22 billion U.S. dollars (approximately ¥ 1,086.9 billion)).

Note 1:

U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=¥ 106.35, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on April 28, 2005.

Note 2:

The maximum amount expected to be sold is an amount calculated by multiplying the Net Asset Value per Class C Share as of the end of December 2004 (U.S.$10.25) by 1 billion Class C Shares for convenience.  The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of the end of December 2004 (U.S.$10.22) by 1 billion Class M Shares for convenience.

Places where a copy of this Amendment to the

Securities Registration Statement is available

for Public Inspection:

Not applicable.

1.

Reason For Filing This Amendment To Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on February 22, 2005 due to the fact that the Semi-annual Report was filed on June 30, 2005 and to amend other information.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

2.

Contents of the Amendments:

A.  Amendment due to filing the Semi-annual Report

The following items in the SRS are amended to have the same contents as those provided in the following items of the Semi-annual Report:

The SRS	The Semi-annual Report	The way of amendment
PART II. INFORMATION ON THE FUND
I. DESCRIPTION OF THE FUND
1. NATURE OF THE FUND
(2) Structure of the Fund:
(C) Outline of the Management Company	IV. OUTLINE OF THE MANAGEMENT COMPANY
1. Trust	1. Trust
d) Amount of Capital Stock:	(1) Amount of Capital Stock	Novation
2. Investment Management Company	2. Investment Management Company
d) Amount of Capital Stock:	(1) Amount of Capital Stock	Novation
5. STATUS OF INVESTMENT FUND	I. STATUS OF INVESTMENT FUND
(1) Diversification of Investment Portfolio	(1) Diversification of Investment Portfolio	Novation
(3) Results of Past Operations	(2) Results of Past Operations	Addition
PART III. DETAILED INFORMATION ON THE FUND
IV. FINANCIAL CONDITIONS OF THE FUND	II. OUTLINE OF THE FINANCIAL STATUS OF THE FUND	Addition
V. RECORD OF SALES AND REPURCHASES	III. RECORD OF SALES AND REPURCHASES	Addition
PART IV. SPECIAL INFORMATION
I. OUTLINE OF THE MANAGEMENT COMPANY
1. Outline of the Management Company	IV. OUTLINE OF THE MANAGEMENT COMPANY
(1) Trust	1. Trust
(A) Amount of Capital Stock	(1) Amount of Capital Stock	Novation
(2) Investment Management Company	2. Investment Management Company
(A) Amount of Capital	(1) Amount of Capital Stock	Novation
2. Summary of Business Lines and Business Operation	1. / 2. (2) Description of Business and Outline of Operation	Novation
3 Financial Conditions of the Investment Management Company	V. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY	Addition

The contents of the Semi-annual Report are as follows: [Omitted.]

B.  Other amendment

PART II.  INFORMATION ON THE FUND

I.  DESCRIPTION OF THE FUND

1.  NATURE OF THE FUND

(2)

Structure of the Fund

(C)

Outline of the Management Company

2.

Investment Management Company

c)

History of the Company

[Before amendment]

Investment Management Company is one of America's oldest and largest money management firms.  Investment Management Company's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the Fund's portfolio. Approximately 300 Investment specialists in Boston, London and Tokyo with more than 10 years' experience on average in asset management field are in charge of management. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. Investment Management Company has been managing mutual funds since 1937.  Investment Management Company is the nineteenth largest investment management company in United States ranked by total assets (source: Investment Company Institute's Report as of November, 2004) and manages the funds in the Putnam Family, with about $143.3 billion in an aggregate net asset value in over 10 million shareholder accounts as of the end of December, 2004.  An affiliate, The Putnam Advisory Company, LLC, manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies.  Another affiliate, Putnam Investments Limited, provides a full range of international investment advisory services to institutional and retail clients.  Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds.  Total assets under management of Putnam Group are nearly US$213 billion as of the end of December 2004.

- Omitted hereinafter -

[After amendment]

Investment Management Company is one of America's oldest and largest money management firms.  Investment Management Company’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the Fund's portfolio.  Approximately 300 Investment specialists in Boston, London and Tokyo with more than 10 years’ experience on average in asset management field are in charge of management.  By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk.  Investment Management Company has been managing mutual funds since 1937.  Investment Management Company is the seventeenth largest investment management company in United States ranked by total assets (source: Investment Company InstituteⓇ's Report as of April, 2005 and manages the funds in the Putnam Family, with over $130 billion in an aggregate net asset value in over 11 million shareholder accounts as of the end of April 2005.  An affiliate, The Putnam Advisory Company, LLC, manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies.  Another affiliate, Putnam Investments Limited, provides a full range of international investment advisory services to institutional and retail clients.  Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds.  Total assets under management of Putnam Group are nearly US$ 194 billion as of the end of April 2005.

- Omitted hereinafter -

4.

FEES, ETC. AND TAX

(1)

Sales charge

(a)

Sales charge in overseas markets

Class M shares

[Before amendment]

-

Initial sales charge of up to 3.25%

-

Lower sales charges available for investments of $50,000 or more

-

No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

-

Lower annual expenses, and higher dividends, than class B shares (not offered in Japan) or class C shares because of lower 12b-1 fees

-

Higher annual expenses, and lower dividends, than class A shares (not offered in Japan) because of higher 12b-1 fees

-

No conversion to class A shares (not offered in Japan), so future 12b-1 fees do not decline over time

Initial sales charges for class M shares*

	Class M sales charge as a percentage of:
Amount of purchase at offering price ($)	Net amount invested	Offering price**
Under 50,000	3.36%	3.25%
50,000 but under 100,000	2.30	2.25
100,000 but under 250,000	1.52	1.50
250,000 but under 500,000	1.01	1.00
500,000 but under 1,000,000	NONE	NONE
1,000,000 and above	NONE	NONE

*

Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

**

Offering price includes sales charge.

[After amendment]

-

Initial sales charge of up to 3.25%

-

Lower sales charges available for investments of $50,000 or more

-

No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

-

Lower annual expenses, and higher dividends, than class B shares (not offered in Japan) or class C shares because of lower 12b-1 fees

-

Higher annual expenses, and lower dividends, than class A shares (not offered in Japan) because of higher 12b-1 fees

-

No conversion to class A shares (not offered in Japan), so future 12b-1 fees do not decline over time

Initial sales charges for class M shares*

	Class M sales charge as a percentage of:
Amount of purchase at offering price ($)	Net amount invested	Offering price**
Under 50,000	3.36%	3.25%
50,000 but under 100,000	2.30	2.25
100,000 but under 250,000	1.27	1.25
250,000 but under 500,000	1.01	1.00
500,000 but under 1,000,000	1.01	1.00
1,000,000 and above	NONE	NONE

*

Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

**

Offering price includes sales charge.

(5)

Tax Treatment of Shareholders in Japan

[Before amendment]

- Omitted hereinbefore -

(4)

Distributions of net investment returns such as interest, etc. and distributions of short-term net realized capital gains will be, in principle, subject to withholding of U.S. federal income tax currently at the rate of 15% and the amount obtained after such deduction will be paid in Japan. Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan.  The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan.  When the recently signed U.S.-Japan tax treaty enters into force (after the treaty is ratified) such distributions will be subject to withholding of U.S. federal income tax at the rate of 10%.

- Omitted hereinafter -

[After amendment]

- Omitted hereinbefore -

(4)

Distributions of net investment returns such as interest, etc. and distributions of short-term net realized capital gains will be, in principle, subject to withholding of U.S. federal income tax currently at the rate of 10% and the amount obtained after such deduction will be paid in Japan. Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan.  The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan.

- Omitted hereinafter -

PART II.

DETAILED INFORMATION ON THE FUND

II.

PROCEDURES, ETC.

1.

PROCEDURES FOR SUBSCRIPTION (SALES), ETC.

a.

Sales in the United States

Sales of Class M shares in the United States

[Before amendment]

-

Initial sales charge of up to 3.25%

-

Lower sales charges available for investments of $50,000 or more

-

No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

-

Lower annual expenses, and higher dividends, than class B (not offered in Japan) or class C shares because of lower 12b-1 fees

-

Higher annual expenses, and lower dividends, than class A shares (not offered in Japan) because of higher 12b-1 fees

-

No conversion to class A shares (not offered in Japan), so future 12b-1 fees do not decline over time

Initial sales charges for class M shares*

	Class M sales charge as a percentage of:
Amount of purchase at offering price ($)	Net amount invested	Offering price**
Under 50,000	3.36%	3.25%
50,000 but under 100,000	2.30	2.25
100,000 but under 250,000	1.52	1.50
250,000 but under 500,000	1.01	1.00
500,000 but under 1,000,000	NONE	NONE
1,000,000 and above	NONE	NONE

*

Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

**

Offering price includes sales charge.

- Omitted hereinafter -

[After amendment]

-

Initial sales charge of up to 3.25%

-

Lower sales charges available for investments of $50,000 or more

-

No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

-

Lower annual expenses, and higher dividends, than class B (not offered in Japan) or class C shares because of lower 12b-1 fees

-

Higher annual expenses, and lower dividends, than class A shares (not offered in Japan) because of higher 12b-1 fees

-

No conversion to class A shares (not offered in Japan), so future 12b-1 fees do not decline over time

Initial sales charges for class M shares*

	Class M sales charge as a percentage of:
Amount of purchase at offering price ($)	Net amount invested	Offering price**
Under 50,000	3.36%	3.25%
50,000 but under 100,000	2.30	2.25
100,000 but under 250,000	1.27	1.25
250,000 but under 500,000	1.01	1.00
500,000 but under 1,000,000	1.01	1.00
1,000,000 and above	NONE	NONE

*

Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

**

Offering price includes sales charge.

- Omitted hereinafter -

PART IV.

SPECIAL INFORMATION

I. OUTLINE OF THE MANAGEMENT COMPANY

1.

Trust

(5)

Miscellaneous

(C)

Litigation and Other Significant Events

[Before amendment]

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans.  The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million.  The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings.  The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds.  Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits.  Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the Fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

The Fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.

The fiscal year end of the Trust is September 30.  The Trust is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

[After amendment]

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Putnam Investments has recorded a charge of $30 million for the estimated cost that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

2.

Investment Management Company

(5)

Miscellaneous

(E)

Litigation, etc.

[Before amendment]

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans.  The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million.  The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings.  The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds.  Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits.  Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the Fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

The Fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.

The fiscal year end of the Trust is September 30.  The Trust is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

[After amendment]

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Putnam Investments has recorded a charge of $30 million for the estimated cost that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

Putnam Investments

One Post Office Square

Boston, MA  02109

July 12, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC  20549

Re:  Putnam Diversified Income Trust (Reg. No. 33-23623) (811-05635)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of Putnam Diversified Income Trust (the "fund"), pursuant to Rule 497 under the Securities Act of 1933, the English translation of a Japanese semiannual report.

Pursuant to Investment Co. Rel. No. 6082, Rule 306 of Regulation S-T and Rule 497 under the Securities Act of 1933, please be advised that the English translation is a fair and accurate translation of the Japanese language prospectus attachment used in connection with the Japanese offering.

Please contact the undersigned at 1-800-225-2465, ext. 14623, with any questions you may have concerning the filing.

Very truly yours,

Helen S. Kim

Senior Legal Product Specialist